Related Party Transactions - Transactions with Significant Shareholders, their Affiliates and Other Related Parties (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Sales & other services	$ 24	$ 118	$ 226
Research and development expenses		121	282
Other purchases	24	71	53
Accounts receivable	22	12	53
Accounts payable	$ 56	$ 82	$ 62